Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Net operating loss carryforwards	$ 20,221	$ 15,236
Research and development credit carryforwards	931	666
Stock-based and other compensation	2,135	2,131
Lease liability	859	1,143
Capitalized research and development expenditures	4,247	3,109
Depreciation and amortization	1,393	1,508
Accrued liabilities and other reserves	446	1,217
Total deferred tax assets	30,232	25,010
Right-of-use and other assets	(830)	(1,147)
Total deferred tax liabilities	(830)	(1,147)
Valuation allowance	(29,402)	(23,863)
Net deferred tax asset